Share-Based Compensation	6 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
Share-Based Compensation

The Company’s share-based compensation payments to employees are recognized based on their grant-date fair values during the period in which the employee is required to provide services in exchange for the award. Share-based compensation is primarily recognized as a component of selling and administrative expense. Total share-based compensation expense was $4.5 and $4.8 for the three months ended June 30, 2016 and 2015, respectively, and was $10.1 and $9.1 for the six months ended June 30, 2016 and 2015, respectively.

Options outstanding and exercisable as of June 30, 2016 under the Company’s 1991 Equity and Performance Incentive Plan (as Amended and Restated as of February 12, 2014) (the 1991 Plan) and changes during the six months ended June 30, 2016 were as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
		(per share)	(in years)
Outstanding at January 1, 2016	1.7	$34.21
Expired or forfeited	(0.2)	$39.30
Granted	0.5	$27.39
Outstanding at June 30, 2016	2.0	$32.09	8	$—
Options exercisable at June 30, 2016	1.1	$33.87	6	$—
Options vested and expected to vest at June 30, 2016 (2)	1.9	$32.17	7	$—

(1)
The aggregate intrinsic value (the difference between the closing price of the Company’s common shares on the last trading day of the second quarter of 2016 and the exercise price, multiplied by the number of “in-the-money” options) that would have been received by the option holders had all option holders exercised their options on June 30, 2016. The amount of aggregate intrinsic value will change based on the fair market value of the Company’s common shares.

(2)	The options expected to vest are the result of applying the pre-vesting forfeiture rate assumption to total outstanding non-vested options.

The following table summarizes information on non-vested RSUs and performance shares relating to employees and non-employee directors for the six months ended June 30, 2016:

	Number of Shares	Weighted-Average Grant-Date Fair Value
		(per share)
RSUs:
Non-vested at January 1, 2016	0.9	$32.53
Forfeited	(0.1)	$31.74
Vested	(0.2)	$31.71
Granted	0.5	$27.13
Non-vested at June 30, 2016	1.1	$30.12
Performance Shares:
Non-vested at January 1, 2016	0.8	$34.06
Forfeited	—	$32.58
Vested	(0.2)	$29.35
Granted	0.6	$27.26
Non-vested at June 30, 2016	1.2	$31.48

Performance shares are granted to employees and vest based on the achievement of certain performance objectives, as determined by the Board of Directors each year. Each performance share earned entitles the holder to one common share of the Company. The Company's performance shares include performance objectives that are assessed after a three-year period as well as performance objectives that are assessed annually over a three-year period. No shares are vested unless certain performance threshold objectives are met.

As of June 30, 2016, there were 0.1 non-employee director deferred shares vested and outstanding.